Pensions And Other Postretirement Benefits (Weighted Average Assumptions) (Details)	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Defined Pension Benefits [Member] | Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate to determine net periodic benefit cost	4.02%	4.53%	5.06%
Discount rate to determine benefit obligations	4.77%	4.02%	4.53%
Expected return on plan assets	5.44%	6.37%	7.79%
Defined Pension Benefits [Member] | Non-Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate to determine net periodic benefit cost	4.23%	4.75%	5.50%
Discount rate to determine benefit obligations	5.09%	4.23%	4.75%
Rate of compensation increase	3.50%	3.50%	3.50%
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate to determine net periodic benefit cost	3.66%	4.09%	4.50%
Discount rate to determine benefit obligations	4.48%	3.66%	4.09%